Income Taxes - Summary of Significant Components of Company's Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Deferred tax assets	$ 34,487	$ 22,198
Deferred tax liabilities:
Deferred tax liabilities	(4,019)
Unrecognized deferred tax assets	30,468	22,198
Tax Loss Carryforwards
Deferred tax assets:
Deferred tax assets	29,308	18,956
Exploration and Evaluation Assets
Deferred tax assets:
Deferred tax assets	170	472
Financing Costs
Deferred tax assets:
Deferred tax assets	112	436
Capital Assets
Deferred tax assets:
Deferred tax assets	1,707	2,203
Deferred tax liabilities:
Deferred tax liabilities	(3,749)
Other
Deferred tax assets:
Deferred tax assets	3,190	$ 131
Deferred tax liabilities:
Deferred tax liabilities	$ (270)